LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
14.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structures for City of Dreams Manila under the MRP Lease Agreement as described in Note 22, Cyprus casino sites, Mocha Clubs sites, office spaces
, warehouses, staff quarters, and certain parcels of land in Macau on which Altira Macau, City of Dreams and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractually agreed incremental rates and on the general inflation rate once agreed by the Company and its lessors and, in some cases, contingent
 rental expenses stated as a percentage of turnover. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is 40 years.
The components of leas
e
 costs are as follows:

	Year Ended December 31,
	2022	2021	2020
Operating lease costs:
Amortization of land use rights	$22,662	$22,832	$22,886
Operating lease costs	14,614	29,401	31,039
Short-term lease costs	720	473	842
Variable lease costs	1,902	(629)	(5,565)
Finance lease costs:
Amortization of right-of-use assets	12,928	15,682	12,836
Interest costs	25,371	31,642	41,550

Total lease costs	$78,197	$99,401	$103,588

Other information related to lease terms and discount rates is as follows:

	December 31,
	2022	2021
Weighted average remaining lease term
Operating leases	21.5 years	21.5 years
Finance leases	10.5 years	11.5 years
Weighted average discount rate
Operating leases	5.77%	5.73%
Finance leases	10.70%	7.09%

Maturities of lease liabilities as of December 31, 2022 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2023	$13,061	$37,018
2024	9,179	37,018
2025	7,273	37,018
2026	7,206	37,018
2027	5,601	37,018
Over 2027	76,689	204,694

Total future minimum lease payments	119,009	389,784
Less: amounts representing interest	(50,416)	(156,534)

Present value of future minimum lease payments	68,593	233,250
Current portion	(12,761)	(34,959)

Non-current portion	$55,832	$198,291

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila and Studio City with various retailers that expire at various dates through May 2035. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2022, 2021 and 2020, the Company earned minimum operating lease income of $41,633, $45,019 and $37,257, respectively, and contingent
 operating lease income of $265, $5,080 and $(1,955), respectively. Total lease income for the years ended December 31, 2022, 2021 and 2020 were reduced by $3,076, $882 and $18,356
,

respectively
,
as a result of the rent concessions and uncollectible lease income related to the effects of the
COVID-19
outbreak.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2022 were as follows:

Year ending December 31,
2023	$48,324
2024	48,126
2025	48,493
2026	23,841
2027	4,083
Over 2027	1,842

$174,709